EARNING PER SHARE ('EPS') (Details) - COP ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
EARNING PER SHARE ('EPS')
Number of dilutive potential common shares			0	0
Income from continuing operations before attribution of non-controlling interests	$ 1,461,754	$ 1,484,162	$ 3,146,765	$ 3,246,455
Less: Non-controlling interests from continuing operations	21,980	23,671	43,519	69,187
Net income from controlling interest	1,439,774	1,460,491	3,103,246	3,177,268
Less: Preferred dividends declared	385,864	385,864	770,703	770,703
Less: Allocation of undistributed earnings to preferred stockholders	283,606	293,344	672,846	707,641
Net income allocated to common shareholders for basic EPS	770,304	781,283	1,659,697	1,698,924
Net income allocated to common shareholders for diluted EPS	$ 770,304	$ 781,283	$ 1,659,697	$ 1,698,924
Weighted average number of common shares outstanding used in basic EPS calculation (in millions)	510	510	510	510
Basic earnings per share to common shareholders	$ 1,511	$ 1,533	$ 3,256	$ 3,333
Diluted earnings per share to common shareholders	1,511	1,533	3,256	3,333
Basic earnings per share from continuing operations	1,511	1,533	3,256	3,333
Diluted earnings per share from continuing operations	$ 1,511	$ 1,533	$ 3,256	$ 3,333